COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non‑cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2020:

US$
For the years ending:
2021	306,311
2022	240,530
2023	129,555
Total	676,396